Leases - Schedule of Maturity Lease Liabilities (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Maturity Lease Liabilities [Abstract]
Total lease payments	€ 16,824
Less: financing cost	(593)
Lease liabilities	16,231	€ 22,261	€ 36,325
2026 (excludes six months ended June 30, 2026) [Member]
Schedule of Maturity Lease Liabilities [Abstract]
Total lease payments	6,461
2027 [Member]
Schedule of Maturity Lease Liabilities [Abstract]
Total lease payments	7,887
2028 [Member]
Schedule of Maturity Lease Liabilities [Abstract]
Total lease payments	2,476
2029 [Member]
Schedule of Maturity Lease Liabilities [Abstract]
Total lease payments